Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - Gx Acquisition Corp [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 23,622	$ 1,006,042
Unrealized gain on marketable securities held in Trust Account		389,953
Less: Company’s portion available to pay taxes	(5,528)	(292,666)
Net Income allocable to shares subject to redemption	$ 18,094	$ 1,103,329
Denominator: Weighted Average common stock subject to possible redemption
Basic and diluted weighted average shares outstanding (in Shares)	20,607,461	25,583,486
Basic and diluted net income per share (in Dollars per share)	$ 0.00	$ 0.04	$ 0.04	$ 0.10
Numerator: Net Loss minus Net Earnings
Net loss	$ 38,028,962	$ 6,368,437	$ (49,260,297)	$ 5,878,770
Less: Net income allocable to common stock subject to possible redemption	(18,095)	(1,103,329)
Non-Redeemable Net Loss	$ 38,010,868	$ 5,265,108
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding (in Shares)	15,330,039	10,354,014
Basic and diluted net income per share (in Dollars per share)	$ 2.48	$ 0.51